Stockholders' Equity (Details) - $ / shares	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Preference stock, shares authorized	1,000,000	1,000,000
Preference stock, par value	$ 0.0001	$ 0.0001
Description of public warrants for redemption	• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and • if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.	• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and • if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Common stock reported sale price	$ 9.20	$ 9.20
Aggregate gross proceeds description	The aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	The aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the shares of Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the "Market Value") is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Class A Common Stock [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	1,936,333	2,202,610
Common stock, shares outstanding	1,936,333	2,202,610
Common stock subject to possible redemption	23,763,667	23,497,390
Class B Common Stock [Member]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000